Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted earnings per share of common stock:

	For the Years Ended December 31,
	2017	2016	2015
	(In millions, except share data)
Net income	$63	$171	$158
Deferred cumulative preferred stock dividends	—	(18)	(30)
Net income applicable to common stockholders	$63	$153	$128
Weighted Average Shares
Weighted average common shares outstanding	57,093,868	56,569,307	56,426,977
Effect of dilutive securities
May Investor Warrants	12,287	138,314	305,484
Stock-based awards	1,072,188	890,046	432,062
Weighted average diluted common shares	58,178,343	57,597,667	57,164,523
Earnings per common share
Basic earnings per common share	$1.11	$2.71	$2.27
Effect of dilutive securities
May Investor Warrants	—	(0.01)	(0.01)
Stock-based awards	(0.02)	(0.04)	(0.02)
Diluted earnings per common share	$1.09	$2.66	$2.24